Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Net loss per share attributable to ordinary shareholders
Schedule of computation of basic and diluted loss per share

The following table sets forth the computation of basic and diluted loss per share attributable to ordinary shareholders for the year ended December 31, 2023, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2021	2022	2023	2023
	S$’000	S$’000	S$’000	US$’000

Net loss	(1,240)	(4,960)	(12,986)	(9,844)
Add: Loss attributable to non-controlling interest	9	37	42	32
Loss for the period attributable to ordinary shareholders	(1,231)	(4,923)	(12,944)	(9,812)

Basic weighted-average Ordinary Shares outstanding	11,702	11,702	13,007	13,007

Basic and diluted loss per share attributable to ordinary shareholders	(0.11)	(0.42)	(1.00)	(0.75)

Schedule of antidilutive securities excluded from computation of earnings per share

The following weighted-average effects of potentially dilutive convertible loan from third parties were excluded from the computation of diluted loss per Ordinary Shares because their effects would have been antidilutive for the year ended December 31, 2023 and 2022 (in thousand):

	December 31, 2021	December 31, 2022	December 31, 2023

Convertible shares for loan from third parties	-	1,125	68